Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

As of the date of this annual report, we have adopted and implemented certain internal management policies to identify, assess and manage the cybersecurity incidents and threats, which apply to our, our subsidiaries’ and the VIE’s daily business operations and administrations. We have also integrated cybersecurity risk management into our overall risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cybersecurity threats. Pursuant to our internal management policies, any potential cybersecurity threat encountered or identified by employees during their daily work shall be reported to cybersecurity engineers. After assessing the severity of such threat, the responsible cybersecurity engineer shall report those issues constituting cybersecurity incidents or threats to the cybersecurity manager. The cybersecurity engineers shall also report to the cybersecurity manager any cybersecurity incident or threat identified by them during their daily maintenance work. After receiving the report, the cybersecurity manager shall address such cybersecurity incidents or threats, and if the cybersecurity manager deems the cybersecurity threat serious, report to the management. The management shall coordinate all resources available to address the threats and mitigate the risks. It is required that the cybersecurity engineers shall analyze and evaluate the cybersecurity incidents that occurred and put forward improvement suggestions on a quarterly basis. We may also engage assessors, consultants, auditors or other third parties to help us deal with cybersecurity incidents or threats as the cybersecurity manager or the management deems necessary.

In addition, we mainly rely on “Software-as-a-Service” products provided by third party IT service providers to conduct daily operations and management, and we also provide some of our training courses and other services to students through online platforms provided by third party IT service providers. Thus, we also work closely with the third-party IT service providers in order to keep a smooth daily operation and service provision to our students. We will report to the third-party IT service providers timely if any potential cybersecurity threat or incident is identified.

As of the date of this annual report, no risks from cybersecurity threats have materially affected or are reasonably likely to materially affect us, our subsidiaries or the VIE, including the business strategy, results of operations, or financial condition. Despite the foregoing, there is no assurance that there will be no risks from cybersecurity threats that will materially affect or will be reasonably likely to materially affect us, our subsidiaries or the VIE. If our security measures are breached or failed as a result of third-party action, employee error, malfeasance or otherwise, we could be subject to liability or our business could be interrupted, potentially over an extended period of time. Any or all of these issues could harm our reputation and adversely affect our ability to attract prospective customers. See “Item 3.D. Risk Factors — Risks Relating to Our Business — Disruption to or failures of our or our third-party IT service providers’ IT infrastructure and any failure to maintain the satisfactory performance, cyber-security incidents, including data security breaches or viruses, could materially and adversely affect the business, reputation, financial condition and results of operations of us.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

As of the date of this annual report, we have adopted and implemented certain internal management policies to identify, assess and manage the cybersecurity incidents and threats, which apply to our, our subsidiaries’ and the VIE’s daily business operations and administrations. We have also integrated cybersecurity risk management into our overall risk management system.

We have established a dynamic and multi-layered cybersecurity defense system to effectively mitigate both internal and external cybersecurity threats. Pursuant to our internal management policies, any potential cybersecurity threat encountered or identified by employees during their daily work shall be reported to cybersecurity engineers. After assessing the severity of such threat, the responsible cybersecurity engineer shall report those issues constituting cybersecurity incidents or threats to the cybersecurity manager. The cybersecurity engineers shall also report to the cybersecurity manager any cybersecurity incident or threat identified by them during their daily maintenance work. After receiving the report, the cybersecurity manager shall address such cybersecurity incidents or threats, and if the cybersecurity manager deems the cybersecurity threat serious, report to the management. The management shall coordinate all resources available to address the threats and mitigate the risks. It is required that the cybersecurity engineers shall analyze and evaluate the cybersecurity incidents that occurred and put forward improvement suggestions on a quarterly basis. We may also engage assessors, consultants, auditors or other third parties to help us deal with cybersecurity incidents or threats as the cybersecurity manager or the management deems necessary.

In addition, we mainly rely on “Software-as-a-Service” products provided by third party IT service providers to conduct daily operations and management, and we also provide some of our training courses and other services to students through online platforms provided by third party IT service providers. Thus, we also work closely with the third-party IT service providers in order to keep a smooth daily operation and service provision to our students. We will report to the third-party IT service providers timely if any potential cybersecurity threat or incident is identified.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures. Our board of directors receives reports on cybersecurity risks as well as prompt and timely information regarding any significant cybersecurity incidents. Furthermore, any significant updates or adjustments to our cybersecurity related policies will be subject to our board of directors’ discussion, review and/or approval. In order to timely identify and monitor the potential cybersecurity threats, we have established a working team, of which the cybersecurity manager is in charge, responsible for the daily management of our cybersecurity efforts, including updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors receives reports on cybersecurity risks as well as prompt and timely information regarding any significant cybersecurity incidents. Furthermore, any significant updates or adjustments to our cybersecurity related policies will be subject to our board of directors’ discussion, review and/or approval.
Cybersecurity Risk Role of Management [Text Block]	In order to timely identify and monitor the potential cybersecurity threats, we have established a working team, of which the cybersecurity manager is in charge, responsible for the daily management of our cybersecurity efforts, including updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity manager
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity manager is the head of the cybersecurity department who obtained his Computer Science and Technology bachelor’s degree from Jilin Institute of Chemical Technology and has more than 15 years of relevant experience in risk management, cybersecurity and information technology
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	In order to timely identify and monitor the potential cybersecurity threats, we have established a working team, of which the cybersecurity manager is in charge, responsible for the daily management of our cybersecurity efforts, including updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true